Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.42735%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,900,865.26

Principal:
Principal Collections	$15,026,508.13
Prepayments in Full	$7,078,753.36
Liquidation Proceeds	$329,478.26
Recoveries	$127,769.64
Sub Total	$22,562,509.39
Collections	$24,463,374.65

Purchase Amounts:
Purchase Amounts Related to Principal	$231,613.75
Purchase Amounts Related to Interest	$1,575.57
Sub Total	$233,189.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,696,563.97

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,696,563.97
Servicing Fee	$342,079.16	$342,079.16	$0.00	$0.00	$24,354,484.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,354,484.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,354,484.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,354,484.81
Interest - Class A-3 Notes	$667,185.71	$667,185.71	$0.00	$0.00	$23,687,299.10
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$23,322,499.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,322,499.10
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$23,122,529.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,122,529.85
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$22,977,387.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,977,387.27
Regular Principal Payment	$20,741,214.16	$20,741,214.16	$0.00	$0.00	$2,236,173.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,236,173.11
Residual Released to Depositor	$0.00	$2,236,173.11	$0.00	$0.00	$0.00
Total		$24,696,563.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,741,214.16
Total					$20,741,214.16

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,741,214.16	$40.67	$667,185.71	$1.31	$21,408,399.87	$41.98
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$20,741,214.16	$13.14	$1,377,097.54	$0.87	$22,118,311.70	$14.01

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$172,176,957.28	0.3376019	$151,435,743.12	0.2969328
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$347,116,957.28	0.2198418	$326,375,743.12	0.2067056

Pool Information
Weighted Average APR	5.500%	5.536%
Weighted Average Remaining Term	32.26	31.57
Number of Receivables Outstanding	21,081	20,155
Pool Balance	$410,494,992.62	$387,497,196.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$380,905,968.54	$359,819,787.44
Pool Factor	0.2369835	0.2237066

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$27,677,409.26
Targeted Overcollateralization Amount	$61,121,453.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,121,453.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$331,442.42
(Recoveries)		95	$127,769.64
Net Loss for Current Collection Period			$203,672.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5954%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0074%
Second Prior Collection Period			0.3405%
Prior Collection Period			1.4028%
Current Collection Period			0.6126%
Four Month Average (Current and Prior Three Collection Periods)			0.8408%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,692	$15,847,218.12
(Cumulative Recoveries)			$2,674,476.15
Cumulative Net Loss for All Collection Periods			$13,172,741.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7605%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,886.78
Average Net Loss for Receivables that have experienced a Realized Loss			$4,893.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.80%	249	$6,977,581.23
61-90 Days Delinquent	0.46%	59	$1,772,977.18
91-120 Days Delinquent	0.06%	8	$237,145.89
Over 120 Days Delinquent	0.17%	27	$641,856.51
Total Delinquent Receivables	2.49%	343	$9,629,560.81

Repossession Inventory:
Repossessed in the Current Collection Period		10	$359,387.88
Total Repossessed Inventory		21	$679,594.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3812%
Prior Collection Period			0.3700%
Current Collection Period			0.4664%
Three Month Average			0.4059%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6844%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,314,173.98
2 Months Extended	114	$3,397,001.55
3+ Months Extended	34	$980,642.77

Total Receivables Extended	234	$6,691,818.30
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer